Changes in Significant Accounting Policies - Additional Information (Detail) - EUR (€)			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Lease incentives			€ 0	€ 635,000	€ 1,515,000
Revenue			328,618,000	468,487,000	427,375,000
IFRS 16 [member]
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Impact on retained earnings	€ 0	€ 0
Lease incentives				635,000	1,515,000
IFRS 12 [member]
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Revenue			€ 750,000,000	€ 750,000,000	€ 750,000,000